Share-based Compensation - HUTCHMED Share Based Compensation Expense (Details) - HUTCHMED Share Option Scheme - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-based Compensation
Share-based compensation expense	$ 1,552,000	$ 1,432,000
Unrecognized compensation cost	$ 4,268,000
Unrecognized compensation cost - weighted-average remaining service period (in years)	1 year 11 months 12 days
Research and development expenses
Share-based Compensation
Share-based compensation expense	$ 1,206,000	801,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	281,000	597,000
Cost of revenue
Share-based Compensation
Share-based compensation expense	$ 65,000	$ 34,000